Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments

12. Financial instruments

12.1 Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as at June 30, 2023 and December 31, 2022:

	At June 30 2023 £’000	At December 31 2022 £’000
Financial assets at amortized cost
Trade receivables	18,888	24,475
Contract assets	263	248
Lease deposits	4,356	5,664
	23,507	30,387

Current	19,151	24,723
Non-current	4,356	5,664

12.2 Financial liabilities

Set out below is an overview of financial liabilities held by the Group as at June 30, 2023 and December 31, 2022:

Financial liabilities: Interest-bearing loans and borrowings

			At June 30 2023	At December 31 2022
	Interest rate %	Maturity	£’000	£’000
Current
Convertible Notes	2%	Within one year	1,248	1,301
Stocking loans	Base rate + 0.5% – 2%	On earlier of sale or 180 days	82,350	161,592
Subscription facilities	Base rate + 1.7%	Within one year	763	14,983
Secured asset financing	3% – 12%	Within one year	1,024	1,479
Bank loans		Within one year	—	30
Lease liabilities	1% – 13%	Within one year	17,972	28,596
			103,357	207,981

Non-current
Convertible Notes	2%	2027	275,169	265,631
Secured asset financing	3% – 12%	2026 – 2027	2,338	4,113
Lease liabilities	1% – 13%	2024 – 2042	76,056	88,864
			353,563	358,608

Other financial liabilities

	At June 30 2023	At December 31 2022
	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	16	515
Embedded derivative	78,978	82,108
	78,994	82,623

Current	—	—
Non-current	78,994	82,623

12.3 Fair value

Management assessed that the fair value of trade receivables, other receivables, stocking loans, subscription facilities, secured asset financing and trade and other payables approximate their carrying value due to the short-term maturities of these instruments.

The fair value of trade receivables, other receivables, stocking loans, subscription facilities, secured asset financing and trade and other payables has been measured using Level 3 valuation inputs.

Warrants are classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Black-Scholes model.

The public warrants are classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Binomial Lattice model. The public warrants were previously classified as Level 1 as at December 31, 2022 with a fair value of £0.2 million. However, they were transferred into Level 3 during the six months ended June 30, 2023 following the suspension in trading of the public warrants by the NYSE on January 3, 2023.

The embedded derivative of the Convertible Notes is classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Monte-Carlo simulation to model the conversion, redemption and repayment premium features.

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as at June 30, 2023:

	Level 1	Level 2	Level 3	Total
At June 30, 2023	£’000	£’000	£’000	£’000
Warrants	—	—	16	16
Embedded derivative	—	—	78,978	78,978
	—	—	78,994	78,994

The following information is relevant in the determination of fair value of the warrants and the embedded derivative at June 30, 2023:

	Warrants	Embedded derivative

Expected term (years)	7	4
Expected volatility	81.1%	79.6%
Dividend yield	Nil	Nil
Risk free interest rate	4.08%	4.38%

Reconciliation of fair values

The fair value movements are set out as follows:

	Warrants	Embedded derivative	Total
	£’000	£’000	£’000
At January 1, 2023	515	82,108	82,623

Fair value movement	(478)	226	(252)
Foreign exchange movements	(21)	(3,356)	(3,377)
At June 30, 2023	16	78,978	78,994

The fair value decrease and foreign exchange movements is recognized in the statement of profit or loss within other income and expenses.

Sensitivity analysis

For the warrants, a 100 basis point increase in the expected volatility rate would increase the fair value by £0.0 million.

For the embedded derivative, a 100 basis point increase in the credit spread would decrease the fair value by £76.6 million.

24. Financial instruments

24.1 Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as at December 31, 2022 and December 31, 2021:

	At December 31	At December 31
	2022	2021
	£’000	£’000
Financial assets at amortized cost
Trade receivables	24,475	14,796
Contract assets	248	3,451
Lease deposits	5,664	5,124
Total financial assets	30,387	23,371

Current	24,723	18,247
Non-current	5,664	5,124

24.2 Financial liabilities

On February 16, 2022, the Company issued $630.0 million in aggregate principal amount of 2.00% Convertible Senior Notes due 2027. This was equivalent to £460.0 million in net proceeds, with £208.7 million attributable to the financial liability and £251.3 million attributable to the embedded derivative.

The Convertible Notes will be convertible at the option of the holders at any time after November 6, 2022 and prior to the close of business on the second scheduled trading day immediately preceding February 16, 2027. In addition, the Company may force the conversion of the Convertible Notes on or after February 16, 2025, if the trading price of the Company’s Class A Shares exceeds 150% of the conversion price for at least 20 trading days (whether or not consecutive) in any consecutive 30 trading day period.

If the Convertible Notes have not been converted, repurchased or redeemed at or prior to February 16, 2027, holders of the Convertible Notes will also be entitled to payment of a premium at maturity of the Convertible Notes, equal to 50% of the principal amount of the Convertible Notes. The premium is payable in cash, Class A Shares, or a combination of cash and Class A Shares at the option of the Company. The premium will not be payable if the trailing 10 trading day volume weighted average price of the Class A Shares is above $135.00 (after giving effect to the reverse stock split) for any trading day beginning on (and excluding) March 4, 2024 and ending on (and including) March 18, 2024 (the “premium fall-away trigger”), provided that in connection with a share exchange event on or prior to March 4, 2024 involving a third party acquirer, the premium fall-away trigger shall be tested using the fair market value of the consideration paid per Class A Share on the date of the share exchange event or if resulting in less consideration, the date on which any lock-up applicable to holders of the Class A Shares expires after the share exchange event. For the avoidance of doubt, this premium will not be payable by the Company (i) in the event of a mandatory conversion on or prior to the maturity date, (ii) in the event of a voluntary conversion by a holder on or prior to the maturity date, (iii) in connection with the redemption of the Convertible Notes on or prior to the maturity date, or (iv) in connection with a make-whole Fundamental Change or an offer to purchase Convertible Notes upon a Fundamental Change.

The Convertible Notes were not guaranteed or secured upon issuance but will receive the benefit of any guarantees or security provided at any time for the benefit of certain other indebtedness of the Company for borrowed money issued or incurred in the future, other than indebtedness incurred to purchase, finance or refinance the purchase of vehicles, vehicle parts, supplies and inventory and certain other indebtedness. The Indenture also contains covenants, events of default and other provisions which are customary for offerings of convertible notes.

Set out below is an overview of financial liabilities held by the Group as at December 31, 2022 and December 31, 2021:

Financial liabilities: Interest-bearing loans and borrowings

	Interest rate		At December 31 2022	At December 31 2021
	%	Maturity	£’000	£’000
Current
Convertible Notes	2%	Within one year	1,301	—
Stocking loans	Base rate + 0.5% – 2.2%	On earlier of sale or 180 days	161,592	169,170
Subscription facilities	Base rate + 1.7%	Within one year	14,983	10,188
Secured asset financing	3% – 7%	Within one year	1,479	—
Bank loans		Within one year	30	635
Mortgages			—	547
Lease liabilities	1% – 13%	Within one year	28,596	18,826
			207,981	199,366

Non-current
Convertible Notes	2%	2027	265,631	—
Stocking loans			—	8,809
Subscription facilities			—	56,987
Secured asset financing	3% – 7%	2027	4,113	—
Bank loans			—	815
Mortgages			—	1,502
Lease liabilities	1% – 13%	2024 – 2042	88,864	71,574
			358,608	139,687

The Convertible Notes are accounted for as a hybrid financial instrument comprising: (i) a liability for the principal and interest amount, and (ii) a single compound embedded derivative instrument for the conversion options and premium feature. The embedded derivative is presented within Financial liabilities at fair value through profit or loss on the next page.

The stocking loans are secured against the inventory of the Group. The stocking loan facilities have varying due dates, ranging from the earlier of a sale of a vehicle by the Group to a customer or 180 day term from the inception of the individual loan. The stocking loans rates are in reference to the Bank of England base rate or SONIA. At December 31, 2022, the Group had available a maximum of £240.0 million of committed stocking loans.

Other financial liabilities

	At December 31 2022	At December 31 2021
	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	515	42,692
Embedded derivative	82,108	—
	82,623	42,692

Current	—	—
Non-current	82,623	42,692

As at December 31, 2022 there were 41,254,566 warrants outstanding. The warrants entitle the holder to purchase one Class A ordinary share of Cazoo Group Ltd at a current exercise price of $230.00 per share (after giving effect to the reverse stock split). Until warrant holders acquire the Class A Shares upon exercise of such warrants, they have no rights with respect to the Class A Shares.

	Public	Private	Total
	Number	Number	Number
At December 31, 2021	20,124,748	21,129,818	41,254,566
At December 31, 2022	20,124,748	21,129,818	41,254,566

24.3 Fair value

Management assessed that the fair value of trade receivables, other receivables, stocking loans, subscription facilities and trade and other payables approximate their carrying value due to the short-term maturities of these instruments.

The fair value of trade receivables, other receivables, stocking loans, subscription facilities and trade and other payables has been measured using Level 3 valuation inputs.

Public warrants are classified as Level 1 due to the use of an observable market quote in an active market. Private warrants are classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Black-Scholes model for the private warrants.

The embedded derivative of the Convertible Notes is classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Monte-Carlo simulation to model the conversion, redemption and repayment premium features.

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities:

	Level 1	Level 2	Level 3	Total
At December 31, 2022	£’000	£’000	£’000	£’000
Warrants	166	-	349	555
Embedded derivative	-	-	82,108	82,108
	166	-	82,457	82,623

	Level 1	Level 2	Level 3	Total
At December 31, 2021	£’000	£’000	£’000	£’000
Warrants	13,418	-	29,274	42,692

The following information is relevant in the determination of fair value of the private warrants and the embedded derivative at December 31, 2022:

	Private warrants	Embedded derivative

At December 31, 2022
Expected term (years)	7	4
Expected volatility	93.4%	62.3%
Credit spread	N/A	25.9%
Dividend yield	Nil	Nil
Risk free interest rate	3.9%	4.1%

The following information is relevant in the determination of fair value of the private warrants at December 31, 2021:

Private warrants

At December 31, 2021
Expected term (years)	7
Expected volatility	47.1%
Dividend yield	Nil
Risk free interest rate	1.4%

Reconciliation of fair values

The fair value movements are set out as follows:

	Public warrants	Private warrants	Embedded derivative	Total
	£’000	£’000	£’000	£’000
At December 31, 2020	-	-	-	-

Warrants issued upon acquisition of Drover	-	6,566	-	6,566
Fair value movement	-	102	-	102
Exercise of warrants	-	(6,667)	-	(6,667)
Warrants issued in the Transaction	22,475	46,887	-	69,362
Fair value movement	(9,057)	(17,614)	-	(26,671)
At December 31, 2021	13,418	29,274	-	42,692

Issuances	-	-	251,287	251,287
Fair value movement	(14,799)	(32,298)	(198,769)	(245,866)
Foreign exchange movements	1,547	3,373	29,590	34,510
At December 31, 2022	166	349	82,108	82,623

The fair value decrease and foreign exchange movements is recognized in the statement of profit or loss within other income and expenses.

Sensitivity analysis

For the private warrants, a 100 basis point increase in the expected volatility rate would increase the fair value by £0.02 million.

For the embedded derivative, a 100 basis point increase in the expected volatility rate would increase the fair value by £0.04 million. A 100 basis point increase in the credit spread would decrease the fair value by £2.8 million.

24.4 Interest rate risk management

Interest rate risk is the risk that changes in interest rates will affect the income and financial management of the Group. The Group is exposed to interest rate risk through its stocking loans and subscription facilities where interest is charged in reference to a base interest rate. However, the exposure to interest rate risk is minimal since the Group is in a net cash position as at December 31, 2022 and December 31, 2021 and is therefore able to reduce exposure through repayment of the facilities. The Group does not hedge against interest rate risk.

	Change	Effect on profit before tax 2022	Effect on profit before tax 2021
	in basis points	£’000	£’000
Loans and borrowings	+100	(2,350)	(1,393)
Loans and borrowings	-100	1,754	95

A 100 basis points decrease in interest rates would have less effect on profit before tax than a 100 basis points increase in interest rates because the Group’s stocking loans and subscription facilities are generally subject to reference rate floors.

24.5 Foreign currency risk management

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group is exposed to foreign currency risk through its remaining operating activities in Europe (when revenue and expenses are denominated in Euros) and through certain expenses denominated in US dollars. The Group does not currently hedge against currency risk through the use of financial instruments such as foreign currency swaps.

The following tables demonstrate the sensitivity to a reasonably possible change in EUR exchange rate, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities. The Group’s exposure to foreign currency changes for all other currencies is not material.

	Increase/decrease	Effect on profit before tax from discontinued operations	Effect on pre-tax equity
	in EUR rate	£’000	£’000
2022	+5%	(8,613)	(6,516)
	-5%	8,613	6,516
2021	+5%	(1,336)	(1,170)
	-5%	1,336	1,170

24.6 Credit risk management

Credit risk is the risk of financial loss to the Group if a customer or bank (“counterparty”) fails to meet its contractual obligations resulting in a financial loss to the Group. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions.

For retail and wholesale sales, the Group’s exposure to credit risk is minimal since the settlement of amounts due for the sale of a vehicle to a consumer is completed prior to the delivery of the vehicle. The trade receivables balance represents customer funds to be received from our consumer finance partners and payment gateway provider.

For subscription sales and third-party reconditioning, the expected credit losses are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

Credit risk from balances with banks and financial institutions is managed in accordance with the Group’s treasury policy. The Group’s maximum exposure to credit risk on cash and cash equivalents is the carrying amount of cash and cash equivalents on the statement of financial position.

24.7 Liquidity risk management

Liquidity risk refers to the ability of the Group to meet the obligations associated with its financial liabilities that are settled as they fall due.

The treasury strategy of the Group is to retain cash on the balance sheet by financing the purchase of inventory and to maximize interest received while maintaining liquidity and flexibility in the availability of funds.

The table below summarizes the maturity profile of the Group’s financial liabilities based upon contractual undiscounted payments:

	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2022	£’000	£’000	£’000	£’000

Convertible Notes	10,411	554,366	-	564,777
Stocking loans	164,478	-	-	164,478
Subscription facilities	15,354	-	-	15,354
Secured asset financing	1,727	4,408	-	6,135
Bank loans	30	-	-	30
Lease liabilities	24,203	56,324	72,644	153,171
Trade payables	68,201	-	-	68,201
Total	284,404	615,098	72,644	972,146

	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2021	£’000	£’000	£’000	£’000

Stocking loans	169,170	8,809	-	177,979
Subscription facilities	12,155	65,797	-	77,952
Bank loans	741	869	-	1,610
Mortgages	600	1,653	-	2,253
Lease liabilities	18,917	46,772	34,526	100,215
Trade payables	29,224	-	-	29,224
Total	230,807	123,900	34,526	389,233

24.8 Changes in liabilities arising from financial activities

	Stocking loans	Subscription facilities	Secured asset financing	Bank loans	Mortgages	Lease liabilities	Convertible Notes and embedded derivative	Warrants	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000

At December 31, 2020	86,709	-	-	-	3,494	48,048	-	-	138,251

New leases	-	-	-	-	-	26,228	-	-	26,228
Acquisition of subsidiaries	-	19,878	-	1,468	-	36,352	-	6,566	64,264
Issue of debt	665,325	107,683	-	30	-	-	-	-	773,038
Repayment	(574,055)	(60,386)	-	(48)	(1,445)	(18,597)	-	-	(654,531)
Terminations	-	-	-	-	-	(2,969)	-	-	(2,969)
Net accrued interest	-	-	-	-	-	1,338	-	-	1,338
Warrants issued and exercised	-	-	-	-	-	-	-	62,695	62,695
Fair value movement	-	-	-	-	-	-	-	(26,569)	(26,569)
At December 31, 2021	177,979	67,175	-	1,450	2,049	90,400	-	42,692	381,745

New leases	-	-	-	-	-	51,757	-	-	51,757
Sale and leasebacks	-	-	-	-	-	5,466	-	-	5,466
Transfers	-	-	-	-	-	(3,529)	-	-	(3,529)
Acquisition of subsidiaries	-	10,193	-	-	-	6,276	-	-	16,469
Disposal of subsidiaries	-	(14,731)	-	-	-	(5,878)	-	-	(20,609)
Issue of debt	1,202,039	101,967	5,971	3	11	-	460,021	-	1,770,012
Repayment	(1,218,426)	(120,559)	(379)	(1,423)	(2,060)	(29,198)	-	-	(1,372,045)
Terminations	-	-	-	-	-	(2,307)	-	-	(2,307)
Net accrued interest	-	-	-	-	-	5,245	33,425	-	38,670
Fair value movement	-	-	-	-	-	-	(198,769)	(47,098)	(245,867)
Foreign exchange movements	-	-	-	-	-	231	54,363	4,921	59,515
Liabilities held for sale	-	(29,062)	-	-	-	(1,003)	-	-	(30,065)
At December 31, 2022	161,592	14,983	5,592	30	-	117,460	349,040	515	649,212

24.9 Hedge accounting

The Group has not entered into any agreements designed to hedge financial risk in the year ended December 31, 2022 (2021: none, 2020: none).

24.10 Derecognition of financial instruments

The Group has not recorded any gains or losses arising through the derecognition of financial assets or financial liabilities in the year ended December 31, 2022 (2021: none, 2020: none).

The Company is not subject to any externally imposed capital requirements.

24.11 Capital management

For the purposes of the Group’s capital management, capital includes cash raised through the issue of share capital and stocking and subscription loans. The primary objective of the Group’s capital management is to finance operational and developmental activities. Stocking loans are used specifically by the Group to finance the purchase of inventory.

	At December 31 2022	At December 31 2021
	£’000	£’000
Inventory	232,565	364,585
Stocking loans	(161,592)	(177,979)
Net inventory	70,973	186,606

Cash and cash equivalents	258,321	192,629